Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Other Assets [Abstract]
Investment in associates and joint ventures		$ 37,544	$ 34,977
Prepaid deposits		13,932	13,972
Long-term receivables	[1]	400	34,127
Total other assets		51,876	$ 83,076	[2]
Noncurrent Preferred Shares Receivable		$ 28,000

[1]	During the first quarter of 2023, the Company received proceeds of $28 million from the settlement of preferred shares.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.